Note 3 - Summary of Significant Accounting Policies: (c) Use of Estimates (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(c) Use of Estimates

(c)  Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.